UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Buffered S&P 500 Fund – Jan/Jul, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep, and Goldman Sachs Buffered S&P 500 Fund – May/Nov is filed herewith.

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.61%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Top Contributors to Performance:

  The Fund’s absolute returns were strong given the rally in the U.S. equity market during the annual period.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the annual period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Cap for the Outcome Period that commenced on January 2, 2024 and ended on June 30, 2024 was 7.80% (before Fund fees and expenses) and 7.45% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on July 1, 2024 and ended on December 31, 2024 was 8.05% (before Fund fees and expenses) and 7.70% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 29, 2024. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
12/22
12/23
12/24
$15,789
$15,646
$14,238
$13,219
Institutional Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,219	$14,238	$15,646	$15,789

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/30/22
Institutional Shares	15.19%	15.00%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.12%
S&P 500® Index	25.02%	25.69%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Institutional Class

Key Fund Statistics

(as of December 31, 2024)

Total Net Assets	$7,579,624
# of Portfolio Holdings	28
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$26,512

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.6	-	25.6	-25.6
Put Options	68.0	41.1	26.9	14.2
Cash and Short-term Investments	86.7	71.7	15.0	56.7
US Equity	97.9	97.9	-	97.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Jan/Jul is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

380987511-AR-1224

Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$66	0.61%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Top Contributors to Performance:

  The Fund’s absolute returns were strong given the rally in the U.S. equity market during the annual period

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the annual period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Cap for the Outcome Period that commenced on January 2, 2024 and ended on June 30, 2024 was 7.80% (before Fund fees and expenses) and 7.32% (after Fund fees and expenses. The Buffer for same was 5.00% (before Fund fees and expenses) and 4.52% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on July 1, 2024 and ended on December 31, 2024 was 8.05% (before Fund fees and expenses) and 7.57% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.52% (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 29, 2024. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
12/22
12/23
12/24
$15,789
$15,646
$14,238
$13,220
Service Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/22	$10,000	$10,000	$10,000	$10,000
12/23	$11,476	$11,976	$12,567	$12,629
12/24	$13,220	$14,238	$15,646	$15,789

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 12/30/22
Service Shares	15.20%	15.00%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.12%
S&P 500® Index	25.02%	25.69%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Service Class

Key Fund Statistics

(as of December 31, 2024)

Total Net Assets	$7,579,624
# of Portfolio Holdings	28
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$26,512

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.6	-	25.6	-25.6
Put Options	68.0	41.1	26.9	14.2
Cash and Short-term Investments	86.7	71.7	15.0	56.7
US Equity	97.9	97.9	-	97.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Jan/Jul is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

380987495-AR-1224

Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.61%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Top Contributors to Performance:

  The Fund’s absolute returns were strong given the rally in the U.S. equity market during the annual period.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the annual period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Cap for the Outcome Period that commenced on September 1, 2023 and ended on February 29, 2024 was 8.06% (before Fund fees and expenses) and 7.71% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on March 1, 2024 and ended on August 31, 2024 was 8.20% (before Fund fees and expenses) and 7.85% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on September 3, 2024 and will end on February 28, 2025 was 8.22% (before Fund fees and expenses) and 7.87% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 29, 2024. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
02/23
12/23
12/24
$15,226
$15,102
$13,849
$12,804
Institutional Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
02/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,804	$13,849	$15,102	$15,226

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 2/28/23
Institutional Shares	14.42%	14.36%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.10%
S&P 500® Index	25.02%	25.66%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Institutional Class

Key Fund Statistics

(as of December 31, 2024)

Total Net Assets	$6,657,876
# of Portfolio Holdings	32
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$24,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.4	-	24.4	-24.4
Put Options	33.5	22.8	10.6	12.2
Cash and Short-term Investments	88.7	72.3	16.4	55.9
US Equity	97.5	97.5	-	97.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Mar/Sep is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

380987487-AR-1224

Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$66	0.62%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Top Contributors to Performance:

  The Fund’s absolute returns were strong given the rally in the U.S. equity market during the annual period.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the annual period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Cap for the Outcome Period that commenced on September 1, 2023 and ended on February 29, 2024 was 8.06% (before Fund fees and expenses) and 7.59% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.53% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on March 1, 2024 and ended on August 31, 2024 was 8.20% (before Fund fees and expenses) and 7.72% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.52% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on September 3, 2024 and will end on February 28, 2025 was 8.22% (before Fund fees and expenses) and 7.74% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.52% (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 29, 2024. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
$15,226
$15,102
$13,849
$12,792
02/23
12/23
12/24
Service Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
02/23	$10,000	$10,000	$10,000	$10,000
12/23	$11,190	$11,649	$12,130	$12,179
12/24	$12,792	$13,849	$15,102	$15,226

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 2/28/23
Service Shares	14.32%	14.31%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	19.35%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	25.10%
S&P 500® Index	25.02%	25.66%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Service Class

Key Fund Statistics

(as of December 31, 2024)

Total Net Assets	$6,657,876
# of Portfolio Holdings	32
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$24,903

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	24.4	-	24.4	-24.4
Put Options	33.5	22.8	10.6	12.2
Cash and Short-term Investments	88.7	72.3	16.4	55.9
US Equity	97.5	97.5	-	97.5

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - Mar/Sep is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

380987479-AR-1224

Service Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.62%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Top Contributors to Performance:

  The Fund’s absolute returns were strong given the rally in the U.S. equity market during the annual period.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the annual period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Cap for the Outcome Period that commenced on November 1, 2023 and ended on April 30, 2024 was 9.31% (before Fund fees and expenses) and 8.96% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on May 1, 2024 and ended on October 31, 2024 was 8.71% (before Fund fees and expenses) and 8.36% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on November 1, 2024 and will end on April 30, 2025 was 9.01% (before Fund fees and expenses) and 8.66% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.65% (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 29, 2024. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Institutional Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
12/23
12/24
$14,461
$14,354
$13,327
$12,202
Institutional Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Institutional Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/23	$10,770	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,461

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 4/28/23
Institutional Shares	13.30%	12.62%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	18.72%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	24.10%
S&P 500® Index	25.02%	24.66%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Institutional Class

Key Fund Statistics

(as of December 31, 2024)

Total Net Assets	$6,219,956
# of Portfolio Holdings	30
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$23,605

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.8	-	25.8	-25.8
Put Options	46.1	28.9	17.2	11.7
Cash and Short-term Investments	102.8	79.2	23.6	55.6
US Equity	96.9	96.9	-	96.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - May/Nov is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

380987461-AR-1224

Institutional Class

Annual Shareholder Report

December 31, 2024

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov: Service Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$65	0.61%

How did the Fund perform and what affected its performance?

The broad U.S. equity market was volatile but strong amid a soft economic landing, disinflation, AI excitement, favorable corporate earnings, a shift to monetary policy easing and anticipated tax cuts after the U.S. elections. In December, the Fed stated future rate cuts would likely come more slowly, dampening market returns.

The Fund seeks to provide equity exposure up to a Cap with a Buffer from downside risk. The Cap represents the maximum percentage return a Fund can achieve for the duration of an Outcome Period. The Buffer provides downside protection against approximately the first 5% of losses of the S&P 500 Price Return Index over each Outcome Period, before the deduction of Fund fees and expenses. If the value of the S&P 500 Price Return Index increases over an Outcome Period, the Fund seeks to provide investment returns that track the performance of the S&P 500 Price Return Index up to the Cap for the Outcome Period. If the value of the S&P 500 Price Return Index increases in excess of the Cap during an Outcome Period, the Fund, and therefore its investors, will not fully participate in those excess gains. During the annual period, the S&P 500 Price Return Index delivered strong performance that exceeded the Cap, leading to reduced upside participation of the Fund.

Top Contributors to Performance:

  The Fund’s absolute returns were strong given the rally in the U.S. equity market during the annual period.

Top Detractors from Performance:

  The Fund underperformed the S&P 500 Total Return Index during the annual period, primarily driven by the limited upside participation in the U.S. equity market rally due to the Fund’s targeted outcome strategy.

  The Cap for the Outcome Period that commenced on November 1, 2023 and ended on April 30, 2024 was 9.31% (before Fund fees and expenses) and 8.84% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.53% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on May 1, 2024 and ended on October 31, 2024 was 8.71% (before Fund fees and expenses) and 8.23% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.52% (after Fund fees and expenses).*

  The Cap for the Outcome Period that commenced on November 1, 2024 and will end on April 30, 2025 was 9.01% (before Fund fees and expenses) and 8.53% (after Fund fees and expenses). The Buffer for same was 5.00% (before Fund fees and expenses) and 4.52% (after Fund fees and expenses).*

*Fund Fees and Expenses are derived from the “Annual Fund Operating Expenses” tables included in the Fund’s Prospectus dated April 29, 2024. Actual Fund Fees and Expenses may differ over the next Outcome Period.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Service Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$20,000
$10,000
$0
12/23
12/24
$14,461
$14,354
$13,327
$12,202
Service Shares
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
S&P 500 Total Return Index (Net, USD, Unhedged)
S&P 500® Index

	Service Shares	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	S&P 500 Total Return Index (Net, USD, Unhedged)	S&P 500® Index
12/23	$10,769	$11,210	$11,529	$11,567
12/24	$12,202	$13,327	$14,354	$14,461

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 4/28/23
Service Shares	13.31%	12.63%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)	18.89%	18.72%
S&P 500 Total Return Index (Net, USD, Unhedged)	24.50%	24.10%
S&P 500® Index	25.02%	24.66%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Service Class

Key Fund Statistics

(as of December 31, 2024)

Total Net Assets	$6,219,956
# of Portfolio Holdings	30
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$23,605

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	25.8	-	25.8	-25.8
Put Options	46.1	28.9	17.2	11.7
Cash and Short-term Investments	102.8	79.2	23.6	55.6
US Equity	96.9	96.9	-	96.9

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. GS VIT - Goldman Sachs Buffered S&P 500 Fund - May/Nov is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

380987453-AR-1224

Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Variable Insurance Trust (“GSVIT”):

Table 1 — Items 4(a) - 4(d).

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$552,115	$438,129	Financial Statement audits.

Audit-Related Fees:

• PwC	$97,887	$63,000	Other attest services.

Tax Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the GSVIT’s* that were pre-approved by the GSVIT’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Variable Insurance Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of GSVIT sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GSVIT may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GSVIT at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GSVIT’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GSVIT, the Audit Committee will pre-approve those non-audit services provided to GSVIT’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GSVIT) where the engagement relates directly to the operations or financial reporting of GSVIT.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GSVIT’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GSVIT’s service affiliates listed in Table 2 were approved by GSVIT’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GSVIT by PwC for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $97,887 and $63,000, respectively. The aggregate non-audit fees billed to GSVIT’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2024. With regard to the aggregate non-audit fees billed to GSVIT’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GSVIT’s operations or financial reporting.

Item 4(h) — GSVIT’s Audit Committee has considered whether the provision of non-audit services to GSVIT’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman

Sachs Variable Insurance Trust

Goldman Sachs Buffered S&P 500 Fund — Jan/Jul

Goldman Sachs Buffered S&P 500 Fund — Mar/Sep

Goldman Sachs Buffered S&P 500 Fund — May/Nov

Annual Financial Statements

December 31, 2024

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments

December 31, 2024

Shares	Description	Value

Exchange Traded Funds – 43.6%
Exchange Traded Funds – 43.6%
1,900	iShares Core S&P 500 ETF	$1,118,492
1,900	SPDR S&P 500 ETF Trust	1,113,552
2,000	Vanguard S&P 500 ETF	1,077,620

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,412,989)		$3,309,664

Shares	Distribution Rate	Value

Investment Companies(a) – 19.6%
Goldman Sachs Financial Square Government Fund — Institutional Class
1,482,515	4.392%	$1,482,515
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class
1,100	4.331	1,100

TOTAL INVESTMENT COMPANIES
(Cost $1,483,615)		$1,483,615

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 36.7%
Federal Home Loan Bank Discount Notes
$150,000	0.000%	01/31/25	$149,416
356,000	0.000	02/05/25	354,394
150,000	0.000	02/12/25	149,195
U.S. Treasury Bills
27,400	0.000	01/07/25	27,384
600	0.000	01/14/25	599
233,600	0.000	01/23/25	233,018
187,400	0.000	01/30/25	186,783

U.S. Treasury Bills – (continued)
350,000	0.000	02/06/25	348,566
35,100	0.000	02/11/25	34,936
30,300	0.000	02/13/25	30,151
299,900	0.000	02/18/25	298,255
240,000	0.000	02/25/25	238,489
150,700	0.000	03/06/25	149,597
127,300	0.000	04/03/25	125,942
282,000	0.000	04/08/25	278,863
18,000	0.000	04/15/25	17,785
19,900	0.000	04/29/25	19,630
131,200	0.000	06/05/25	128,879
6,700	0.000	06/26/25	6,566

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,778,056)			$2,778,448

TOTAL INVESTMENTS – 99.9%			$7,571,727
(Cost $7,674,660)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			7,897

NET ASSETS – 100.0%			$7,579,624

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Gain (Loss)
Long position contracts:
S&P 500 E-Mini Index	14	03/21/25	$4,155,025	$(358)

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments (continued)

December 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts

Puts
S&P 500 Index	$5,881.630	06/30/2025	13	$7,646,119	$260,115	$267,621	$(7,506)

Written option contracts

Calls
S&P 500 Index	6,353.340	06/30/2025	(13)	(8,259,342)	(94,693)	(95,573)	880

Puts
S&P 500 Index	5,587.550	06/30/2025	(13)	(7,263,815)	(169,544)	(172,039)	2,495

Total written option contracts			(26)	$(15,523,157)	$(264,237)	$(267,612)	$3,375

TOTAL			(13)	$(7,877,038)	$(4,122)	$9	$(4,131)

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments

December 31, 2024

Shares	Description	Value

Exchange Traded Funds – 44.6%
Exchange Traded Funds – 44.6%
1,700	iShares Core S&P 500 ETF	$1,000,756
1,700	SPDR S&P 500 ETF Trust	996,336
1,800	Vanguard S&P 500 ETF	969,858

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,059,576)		$2,966,950

Shares	Distribution Rate	Value

Investment Company(a) – 18.6%
Goldman Sachs Financial Square Government Fund — Institutional Class
1,237,857	4.392%	$1,237,857
(Cost $1,237,857)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 35.4%
Federal Home Loan Bank Discount Notes
$295,000	0.000%	01/08/25	$294,703
120,000	0.000	01/31/25	119,533
120,000	0.000	03/12/25	118,948
U.S. Treasury Bills
198,400	0.000	01/02/25	198,359
9,300	0.000	01/07/25	9,295
200	0.000	01/14/25	200
117,300	0.000	01/23/25	117,008
142,500	0.000	01/30/25	142,031
280,000	0.000	02/04/25	278,925
17,700	0.000	02/11/25	17,617
17,200	0.000	02/13/25	17,115

Short-term Investments(b) – (continued)
U.S. Treasury Bills – (continued)
120,000	0.000	02/18/25	119,342
150,000	0.000	02/25/25	149,055
51,500	0.000	03/06/25	51,123
33,400	0.000	03/13/25	33,128
1,900	0.000	03/18/25	1,883
1,100	0.000	03/27/25	1,089
67,400	0.000	04/01/25	66,705
179,300	0.000	04/03/25	177,387
32,800	0.000	04/15/25	32,408
28,300	0.000	04/29/25	27,915
141,300	0.000	05/01/25	139,363
236,500	0.000	06/05/25	232,316
12,100	0.000	06/26/25	11,858

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,356,884)			$2,357,306

TOTAL INVESTMENTS – 98.6%
(Cost $6,654,317)			$6,562,113

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			95,763

NET ASSETS – 100.0%			$6,657,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviation:
ETF	—Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	3

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Gain (Loss)
Long position contracts:
S&P 500 E-Mini Index	12	03/21/25	$3,561,450	$(131,130)

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments (continued)

December 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts

Puts
S&P 500 Index	$5,648.400	02/28/2025	11	$6,213,240	$63,293	$191,367	$(128,074)

Written option contracts

Calls
S&P 500 Index	6,112.700	02/28/2025	(11)	(6,723,970)	(44,897)	(70,213)	25,316

Puts
S&P 500 Index	5,365.980	02/28/2025	(11)	(5,902,578)	(29,366)	(121,154)	91,788

Total written option contracts			(22)	$(12,626,548)	$(74,263)	$(191,367)	$117,104

TOTAL			(11)	$(6,413,308)	$(10,970)	$—	$(10,970)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments

December 31, 2024

Shares	Description	Value

Exchange Traded Funds – 44.9%
1,600	iShares Core S&P 500 ETF	$941,888
1,600	SPDR S&P 500 ETF Trust	937,728
1,700	Vanguard S&P 500 ETF	915,977

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,882,870)		$2,795,593

Shares	Distribution Rate	Value

Investment Companies(a) – 16.8%
Goldman Sachs Financial Square Government Fund — Institutional Class
1,042,267	4.392%	$1,042,267
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Class
924	4.364	924

TOTAL INVESTMENT COMPANIES
(Cost $1,043,191)		$1,043,191

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 36.4%
Federal Home Loan Bank Discount Notes
$115,000	0.000%	02/21/25	$114,256
100,000	0.000	03/12/25	99,123
100,000	0.000	03/19/25	99,040
125,000	0.000	03/26/25	123,696
125,000	0.000	03/28/25	123,668
U.S. Treasury Bills
153,000	0.000	01/02/25	152,968
18,700	0.000	01/07/25	18,689
400	0.000	01/14/25	399
279,400	0.000	01/23/25	278,704
117,300	0.000	01/30/25	116,914
230,000	0.000	02/04/25	229,117
42,100	0.000	02/11/25	41,904
164,000	0.000	02/13/25	163,191
100,000	0.000	02/18/25	99,451
125,000	0.000	02/25/25	124,213
102,600	0.000	03/06/25	101,849

Short-term Investments(b) – (continued)
U.S. Treasury Bills – (continued)
92,900	0.000	04/03/25	91,909
13,600	0.000	04/29/25	13,415
112,100	0.000	05/01/25	110,563
155,100	0.000	06/05/25	152,356
7,900	0.000	06/26/25	7,742

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,262,961)			$2,263,167

TOTAL INVESTMENTS – 98.1%
(Cost $6,189,022)			$6,101,951

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			118,005

NET ASSETS – 100.0%			$6,219,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviation:
ETF	—Exchange Traded Fund

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Gain (Loss)
Long position contracts:
S&P 500 E-Mini Index	11	03/21/25	$3,264,663	$(120,202)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments (continued)

December 31, 2024

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts

Puts
S&P 500 Index	$5,705.450	04/30/2025	10	$5,705,450	$115,036	$222,510	$(107,474)

Written option contracts

Calls
S&P 500 Index	6,219.510	04/30/2025	(10)	(6,219,510)	(65,025)	(71,890)	6,865

Puts
S&P 500 Index	5,420.180	04/30/2025	(10)	(5,420,180)	(68,655)	(150,620)	81,965

Total written option contracts			(20)	$(11,639,690)	$(133,680)	$(222,510)	$88,830

TOTAL			(10)	$(5,934,240)	$(18,644)	$—	$(18,644)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Assets and Liabilities

December 31, 2024

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Assets:
Investments of unaffiliated issuers, at value (cost $6,191,045, $5,416,460 and $5,145,831, respectively)	$6,088,112	$5,324,256	$5,058,760
Investments of affiliated issuers, at value (cost $1,483,615, $1,237,857 and $1,043,191, respectively)	1,483,615	1,237,857	1,043,191
Purchased options, at value (premium paid $267,621, $191,367 and $222,510, respectively)	260,115	63,293	115,036
Cash	—	97,764	92,400
Receivables:
Investments sold	274,194	45,240	7,761
Collateral on certain futures contracts(a)	234,923	201,362	184,583
Due from broker	121,836	—	—
Reimbursement from investment adviser	39,324	40,940	53,205
Dividends and Interest	3,881	4,682	1,115
Other assets	666	676	680

Total assets	$8,506,666	7,016,070	6,556,731

Liabilities:
Written option contracts, at value (premium received $267,612, $191,367 and $222,510, respectively)	264,237	74,263	133,680
Variation margin on futures contracts	166,279	13,923	12,763
Due to Custodian	7,407	—	—
Payables:
Investments purchased	407,258	194,708	105,045
Management fees	1,554	1,373	1,293
Distribution and Service fees and Transfer Agency fees	66	59	55
Fund shares redeemed	61	15	12
Accrued expenses	80,180	73,853	83,927

Total liabilities	927,042	358,194	336,775

Net Assets:
Paid-in capital	7,302,568	6,535,193	6,084,234
Total distributable earnings	277,056	122,683	135,722

NET ASSETS	$7,579,624	$6,657,876	$6,219,956
Net Assets:
Institutional	$6,529,918	$6,332,310	$6,037,374
Service	1,049,706	325,566	182,582

Total Net Assets	$7,579,624	$6,657,876	$6,219,956
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	612,115	609,373	583,577
Service	98,403	31,342	17,649
Net asset value, offering and redemption price per share:
Institutional	$10.67	$10.39	$10.35
Service	10.67	10.39	10.35

(a) Segregated for initial margin requirements and/or collateral on futures contracts.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Operations

For the Fiscal Year Ended December 31, 2024

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Investment income:
Dividends — affiliated issuers	$176,673	$165,870	$150,818
Dividends — unaffiliated issuers	4,812	6,136	5,764
Interest	101,197	99,133	88,423

Total investment income	282,682	271,139	245,005

Expenses:
Professional fees	119,437	107,269	106,597
Custody, accounting and administrative services	53,939	55,579	69,946
Printing and mailing costs	34,986	43,841	49,806
Management fees	32,617	30,550	28,808
Trustee fees	27,836	27,835	25,797
Transfer Agency fees(a)	1,304	1,222	1,152
Distribution and/or Service (12b-1) fees	1,078	389	259
Amortization of offering costs	—	12,085	24,372
Other	5,234	25,555	26,839

Total expenses	276,431	304,325	333,576

Less — expense reductions	(236,635)	(266,899)	(298,112)

Net expenses	39,796	37,426	35,464

NET INVESTMENT INCOME	242,886	233,713	209,541

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	487	2,704	(149)
Purchased options	(383,891)	(311,403)	(363,058)
Futures contracts	1,200,188	1,225,469	1,214,590
Written options	(18,717)	(95,442)	(432,548)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(103,073)	(92,226)	(87,142)
Purchased options	(7,871)	9,968	59,576
Futures contracts	(1,501)	(187,193)	(173,927)
Written options	7,415	30,609	293,030

Net realized and unrealized gain	693,037	582,486	510,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$935,923	$816,199	$719,913

(a) Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Institutional	Service Class
Buffered S&P 500 Fund — Jan/Jul	$1,218	$86
Buffered S&P 500 Fund — Mar/Sep	1,191	31
Buffered S&P 500 Fund — May/Nov	1,132	20

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Changes in Net Assets

	Buffered S&P 500 Fund — Jan/Jul		Buffered S&P 500 Fund — Mar/Sep
	For the Fiscal Year Ended December 31, 2024	For the Fiscal Year Ended December 31, 2023	For the Fiscal Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)

From operations:
Net investment income	$242,886	$188,327	$233,713	$158,600
Net realized gain	798,067	549,490	821,328	430,445
Net change in unrealized gain (loss)	(105,030)	(5,353)	(238,842)	4,538

Net increase in net assets resulting from operations	935,923	732,464	816,199	593,583

Distributions to shareholders:
From distributable earnings:
Institutional	(794,870)	(469,777)	(1,049,762)	(183,158)
Service Shares	(127,873)	(4,745)	(54,019)	(1,850)

Total distributions to shareholders	(922,743)	(474,522)	(1,103,781)	(185,008)

From share transactions:
Proceeds from sales of shares	923,165	—	255,389	5,000,020
Reinvestment of distributions	922,743	474,522	1,103,781	185,008
Cost of shares redeemed	(16,232)	—	(7,294)	(21)

Net increase in net assets resulting from share transactions	1,829,676	474,522	1,351,876	5,185,007

TOTAL INCREASE	1,842,856	732,464	1,064,294	5,593,582

Net assets:

Beginning of period	5,736,768	5,004,304	5,593,582	—

End of period	$7,579,624	$5,736,768	$6,657,876	$5,593,582

(a) Commenced operations on February 28, 2023.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Changes in Net Assets (continued)

	Buffered S&P 500 Fund — May/Nov
	For the Fiscal Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)

From operations:
Net investment income	$209,541	$119,127
Net realized gain	418,835	583,673
Net change in unrealized gain (loss)	91,537	(317,454)

Net increase in net assets resulting from operations	719,913	385,346

Distributions to shareholders:
From distributable earnings:
Institutional	(796,877)	(148,709)
Service Shares	(24,113)	(1,502)

Total distributions to shareholders	(820,990)	(150,211)

From share transactions:
Proceeds from sales of shares	114,834	5,000,020
Reinvestment of distributions	820,990	150,211
Cost of shares redeemed	(137)	(20)

Net increase in net assets resulting from share transactions	935,687	5,150,211

TOTAL INCREASE	834,610	5,385,346

Net assets:

Beginning of period	5,385,346	—

End of period	$6,219,956	$5,385,346

(a)	Commenced operations on April 28, 2023.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul
	Institutional Shares
	Year Ended December 31,				Period Ended December 31, 2022(a)
	2024		2023

Per Share Data

Net asset value, beginning of period	$10.54		$10.00		$10.00

Net investment income(b)(c)	0.42		0.38		0.00	(d)

Net realized and unrealized gain (loss)	1.16		1.09		0.00	(d)

Total from investment operations	1.58		1.47		—

Distributions to shareholders from net investment income	(0.28)		(0.37)		—

Distributions to shareholders from net realized gains	(1.17)		(0.56)		—

Total distributions	(1.45)		(0.93)		—

Net asset value, end of period	$10.67		$10.54		$10.00

Total return(e)	15.19%		14.76%		—%

Net assets, end of period (in 000s)	$6,530		$5,679		$4,954

Ratio of net expenses to average net assets(f)	0.61%		0.64%		0.54	%(g)

Ratio of total expenses to average net assets(f)	4.17%		5.38%		66.87	%(g)

Ratio of net investment income to average net assets(c)	3.72%		3.48%		4.90	%(g)

Portfolio turnover rate(h)	—	%(i)	—	%(i)	—	%(i)

(a)	Commenced operations on December 30, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	There were no long-term transactions for the fiscal years ended December 31, 2024, December 31, 2023 and period ended December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul
	Service Shares
	Year Ended December 31,				Period Ended December 31, 2022(a)
	2024		2023

Per Share Data

Net asset value, beginning of period	$10.54		$10.00		$10.00

Net investment income(b)(c)	0.43		0.38		0.00	(d)

Net realized and unrealized gain (loss)	1.15		1.09		(0.00	)(d)

Total from investment operations	1.58		1.47		—

Distributions to shareholders from net investment income	(0.28)		(0.37)		—

Distributions to shareholders from net realized gains	(1.17)		(0.56)		—

Total distributions	(1.45)		(0.93)		—

Net asset value, end of period	$10.67		$10.54		$10.00

Total return(e)	15.20%		14.76%		—%

Net assets, end of period (in 000s)	$1,050		$57		$50

Ratio of net expenses to average net assets(f)	0.61%		0.64%		0.79	%(g)

Ratio of total expenses to average net assets(f)	5.22%		5.63%		67.12	%(g)

Ratio of net investment income to average net assets(c)	3.74%		3.48%		4.65	%(g)

Portfolio turnover rate(h)	—	%(i)	—	%(i)	—	%(i)

(a)	Commenced operations on December 30, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	There were no long-term transactions for the fiscal years ended December 31, 2024, December 31, 2023 and period ended December 31, 2022, respectively.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep
	Institutional Shares
	Year Ended December 31, 2024		Period Ended December 31, 2023(a)
Per Share Data

Net asset value, beginning of period	$10.82		$10.00

Net investment income(b)(c)	0.44		0.32

Net realized and unrealized gain	1.13		0.87

Total from investment operations	1.57		1.19

Distributions to shareholders from net investment income	(0.37)		(0.32)

Distributions to shareholders from net realized gains	(1.63)		(0.05)

Total distributions	(2.00)		(0.37)

Net asset value, end of period	$10.39		$10.82

Total return(d)	14.42%		11.90%

Net assets, end of period (in 000s)	$6,332		$5,538

Ratio of net expenses to average net assets(e)	0.61%		0.63	%(f)

Ratio of total expenses to average net assets(e)	4.95%		5.82	%(f)

Ratio of net investment income to average net assets(c)	3.82%		3.59	%(f)

Portfolio turnover rate(g)	—	%(h)	—	%(h)

(a)	Commenced operations on February 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term transactions for the fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep
	Service Shares
	Year Ended December 31, 2024		Period Ended December 31, 2023(a)
Per Share Data

Net asset value, beginning of period	$10.82		$10.00

Net investment income(b)(c)	0.45		0.32

Net realized and unrealized gain	1.12		0.87

Total from investment operations	1.57		1.19

Distributions to shareholders from net investment income	(0.37)		(0.32)

Distributions to shareholders from net realized gains	(1.63)		(0.05)

Total distributions	(2.00)		(0.37)

Net asset value, end of period	$10.39		$10.82

Total return(d)	14.32%		11.90%

Net assets, end of period (in 000s)	$326		$56

Ratio of net expenses to average net assets(e)	0.62%		0.63	%(f)

Ratio of total expenses to average net assets(e)	6.10%		6.07	%(f)

Ratio of net investment income to average net assets(c)	3.83%		3.59	%(f)

Portfolio turnover rate(g)	—	%(h)	—	%(h)

(a)	Commenced operations on February 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term transactions for the fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Buffered S&P 500 Fund — May/Nov
	Institutional Shares
	Year Ended December 31, 2024		Period Ended December 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.47		$10.00

Net investment income(b)(c)	0.40		0.24

Net realized and unrealized gain (loss)	1.01		0.53

Total from investment operations	1.41		0.77

Distributions to shareholders from net investment income	(0.36)		(0.24)

Distributions to shareholders from net realized gains	(1.17)		(0.06)

Total distributions	(1.53)		(0.30)

Net asset value, end of period	$10.35		$10.47

Total return(d)	13.30%		7.70%

Net assets, end of period (in 000s)	$6,037		$5,331

Ratio of net expenses to average net assets(e)	0.62%		0.63	%(f)

Ratio of total expenses to average net assets(e)	5.77%		5.58	%(f)

Ratio of net investment income to average net assets(e)	3.64%		3.41	%(f)

Portfolio turnover rate(g)	—	%(h)	—	%(h)

(a)	Commenced operations on April 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term transactions for the fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Buffered S&P 500 Fund — May/Nov
	Service Shares
	Year Ended December 31, 2024		Period Ended December 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.47		$10.00

Net investment income(b)(c)	0.41		0.24

Net realized and unrealized gain	1.00		0.53

Total from investment operations	1.41		0.77

Distributions to shareholders from net investment income	(0.36)		(0.24)

Distributions to shareholders from net realized gains	(1.17)		(0.06)

Total distributions	(1.53)		(0.30)

Net asset value, end of period	$10.35		$10.47

Total return(d)	13.31%		7.69%

Net assets, end of period (in 000s)	$183		$54

Ratio of net expenses to average net assets(e)	0.61%		0.64	%(f)

Ratio of total expenses to average net assets(e)	6.83%		5.83	%(f)

Ratio of net investment income to average net assets(e)	3.64%		3.41	%(f)

Portfolio turnover rate(g)	—	%(h)	—	%(h)

(a)	Commenced operations on April 28, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were no long-term transactions for the fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements

December 31, 2024

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Buffered S&P 500 Fund — Jan/Jul	Institutional and Service	Non-diversified
Buffered S&P 500 Fund — Mar/Sep	Institutional and Service	Non-diversified
Buffered S&P 500 Fund — May/Nov	Institutional and Service	Non-diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

The Funds seek to achieve a total return for a specified Outcome Period that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over a six-month Outcome Period. After the conclusion of an Outcome Period, another six-month Outcome Period will begin. In order to implement the buffer and cap, the Fund will primarily invest in FLexible EXchange® Options (“FLEX Options”) and over-the counter (“OTC”) and listed options that reference the Underlying Index (together with FLEX Options, “S&P 500 Options”). FLEX Options are customized exchange traded option contracts available through the Chicago Board Option Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

17

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Offering Costs — Offering costs paid in connection with the offering of shares of each Fund were amortized on a straight-line basis over 12 months from the date of commencement of operations for the applicable Fund.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the

Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Buffered S&P 500 Fund — Jan/Jul	Annually	Annually
Buffered S&P 500 Fund — Mar/Sep	Annually	Annually
Buffered S&P 500 Fund — May/Nov	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has

18

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the

19

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

BUFFERED S&P 500 Fund — Jan/Jul
Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$3,309,664	$—	$—
Investment Companies	1,483,615	—	—
Short-Term Investments	2,125,443	653,005	—

Total	$6,918,722	$653,005	$—

Derivative Type

Assets
Purchased Option Contracts	$—	$260,115	$—

Liabilities
Futures Contracts(a)	$(358)	$—	$—
Written Option Contracts	—	(264,237)	—

Total	$(358)	$(264,237)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

20

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BUFFERED S&P 500 Fund — Mar/Sep
Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$2,966,950	$—	$—
Investment Company	1,237,857	—	—
Short-Term Investments	1,824,122	533,184	—

Total	$6,028,929	$533,184	$—

Derivative Type

Assets
Purchased Option Contracts	$—	$63,293	$—

Liabilities
Futures Contracts(a)	$(131,130)	$—	$—
Written Option Contracts	—	(74,263)	—

Total	$(131,130)	$(74,263)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

BUFFERED S&P 500 Fund — May/Nov
Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$2,795,593	$—	$—
Investment Companies	1,043,191	—	—
Short-Term Investments	1,703,384	559,783	—

Total	$5,542,168	$559,783	$—

Derivative Type

Assets
Purchased Option Contracts	$—	$115,036	$—

Liabilities
Futures Contracts(a)	$(120,202)	$—	$—
Written Option Contracts	—	(133,680)	—

Total	$(120,202)	$(133,680)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2024. These instruments were used as part of the Funds’

21

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

BUFFERED S&P 500 Fund — Jan/Jul
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Purchased options, at value	$260,115	Variation margin on futures contracts; Written options, at value	$(264,595	)(a)

BUFFERED S&P 500 Fund — Mar/Sep
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Purchased options, at value	$63,293	Variation margin on futures contracts; Written options, at value	$(205,393	)(a)

BUFFERED S&P 500 Fund — May/Nov
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Purchased options, at value	$115,036	Variation margin on futures contracts; Written options, at value	$(253,882	)(a)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of December 31, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for fiscal year ended December 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

BUFFERED S&P 500 Fund — Jan/Jul
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$797,580	$(1,957)

BUFFERED S&P 500 Fund — Mar/Sep
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$818,624	$(146,616)

BUFFERED S&P 500 Fund — May/Nov
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$418,984	$178,679

22

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

For the fiscal year ended December 31, 2024, the relevant values for each derivative type was as follows:

	Average Number of Contracts, or Shares/Units(a)
Fund	Futures Contracts	Purchased Options	Written Options
Buffered S&P 500 Fund — Jan/Jul	23	1,225	2,450
Buffered S&P 500 Fund — Mar/Sep	21	1,108	2,217
Buffered S&P 500 Fund — May/Nov	21	1,200	2,200

(a)

Amounts disclosed represent average number of contracts for futures contracts, shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the fiscal year ended December 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Funds’ average daily net assets.

For the fiscal year ended December 31, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate					Effective Rate	Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Buffered S&P 500 Fund — Jan/Jul	0.50%	0.45%	0.43%	0.42%	0.41%	0.50%	0.41%
Buffered S&P 500 Fund — Mar/Sep	0.50	0.45	0.43	0.42	0.41	0.50	0.41
Buffered S&P 500 Fund — May/Nov	0.50	0.45	0.43	0.42	0.41	0.50	0.41

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund, which are affiliated Underlying Money Market Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Money Market Funds in which the Funds invest.

For the fiscal year ended December 31, 2024, management fee waived by GSAM for each Fund was as follows:

Fund Name	Management Fee Waived
Buffered S&P 500 Fund — Jan/Jul	$6,105
Buffered S&P 500 Fund — Mar/Sep	5,647
Buffered S&P 500 Fund — May/Nov	5,203

23

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of each Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor, is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Service Shares. Goldman Sachs has agreed to a voluntary temporary fee waiver equal to 0.25% of the Service Fees on the Service Shares of the Funds. Such voluntary waiver may be discontinued or modified at any time without notice.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares.

D. Line of Credit Facility — As of December 31, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended December 31, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Buffered S&P 500 Fund — Jan/Jul, Buffered S&P 500 Fund — Mar/Sep and Buffered S&P 500 Fund — May/Nov are 0.184%, 0.184%, and 0.184%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended December 31, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Distribution and Service Fee Waiver	Transfer Agency Credits	Other Expense Reimbursements	Total Expense Reductions
Buffered S&P 500 Fund — Jan/Jul	$6,105	$1,078	$29	$229,423	$236,635
Buffered S&P 500 Fund — Mar/Sep	5,647	389	28	260,835	266,899
Buffered S&P 500 Fund — May/Nov	5,203	259	27	292,623	298,112

24

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F. Other Transactions with Affiliates — The Funds invest primarily in Institutional Shares of the Underlying Money Market Funds. These Underlying Money Market Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these Underlying Money Market Funds for the fiscal year ended December 31, 2024:

Buffered S&P 500 Fund — Jan/Jul

Underlying Fund	Beginning Value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Class	$717,585	$9,462,090	$(8,697,160)	$1,482,515	1,482,515	$61,523
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class	567,409	185,655	(751,964)	1,100	1,100	27,783
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Class	567,420	184,555	(751,975)	—	—	30,715
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Class	567,422	184,534	(751,956)	—	—	30,897
Goldman Sachs Variable Insurance Trust Government Money Market Fund — Institutional Class	525,360	25,082	(550,442)	—	—	25,755

Total	$2,945,196	$10,041,916	$(11,503,497)	$1,483,615		$176,673

Buffered S&P 500 Fund — Mar/Sep

Underlying Fund	Beginning Value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Class	$337,968	$8,078,023	$(7,178,134)	$1,237,857	1,237,857	$53,345
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class	544,203	124,111	(668,314)	—	—	28,742
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Class	544,212	124,111	(668,323)	—	—	28,940
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Class	544,216	124,090	(668,306)	—	—	29,066
Goldman Sachs Variable Insurance Trust Government Money Market Fund — Institutional Class	521,517	24,899	(546,416)	—	—	25,777

Total	$2,492,116	$8,475,234	$(9,729,493)	$1,237,857		$165,870

25

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Buffered S&P 500 Fund — May/Nov

Underlying Fund	Beginning Value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending Value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Class	$419,723	$7,841,982	$(7,219,438)	$1,042,267	1,042,267	$45,833
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class	537,484	88,008	(625,492)	—	—	27,214
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Class	535,151	91,273	(625,500)	924	924	24,971
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Class	537,493	87,992	(625,485)	—	—	27,381
Goldman Sachs Variable Insurance Trust Government Money Market Fund — Institutional Class	517,481	24,706	(542,187)	—	—	25,419

Total	$2,547,332	$8,133,961	$(9,638,102)	$1,043,191		$150,818

As of December 31, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Service
Buffered S&P 500 Fund — Jan/Jul	100%	6%
Buffered S&P 500 Fund — Mar/Sep	100	20
Buffered S&P 500 Fund — May/Nov	100	33

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended December 31, 2024, were as follows:

Fund	Purchases Excluding Government Securities	Sales Excluding Government Securities
Buffered S&P 500 Fund — Jan/Jul	$3,412,989	$—
Buffered S&P 500 Fund — Mar/Sep	3,059,576	—
Buffered S&P 500 Fund — May/Nov	2,882,870	—

26

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov
Distributions paid from:
Ordinary income	$484,148	$579,314	$454,060
Net long-term capital gains	438,595	524,467	366,930
Total taxable distributions	$922,743	$1,103,781	$820,990

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov
Distributions paid from:
Ordinary income	$305,372	$169,708	$132,461
Net long-term capital gains	169,150	15,300	17,750
Total taxable distributions	$474,522	$185,008	$150,211

As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov
Undistributed ordinary income — net	$181,916	$89,598	$89,121
Undistributed long-term capital gains	198,072	125,289	133,671
Total Undistributed Earnings	$379,988	$214,887	$222,792
Timing differences (Straddle Loss Deferral)	$—	$—	$—
Unrealized gains (losses) — net	(102,932)	(92,204)	(87,070)
Total accumulated earnings (losses) — net	$277,056	$122,683	$135,722

As of December 31, 2024, the Funds aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov
Tax Cost	$7,937,791	$6,703,584	$6,272,685
Gross unrealized gain	3,885	520	19,979
Gross unrealized loss	(106,817)	(92,724)	(107,049)
Net unrealized gains (losses)	$(102,932)	$(92,204)	$(87,070)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and net mark to market gains/(losses) on regulated options contracts.

The Buffered S&P 500 Fund — Jan/Jul, Buffered S&P 500 Fund — Mar/Sep and Buffered S&P 500 Fund — May/Nov reclassed $53, $234 and $421, respectively, from paid in capital to distributable earnings for the year ending December 31, 2024. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from certain non-deductible expenses.

27

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

7. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for the open tax year (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Buffered Loss Risk — There can be no guarantee that the Funds will be successful in their strategy to provide buffered protection against losses if the value of the Underlying Index decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Funds do not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment.

Capped Upside Return Risk — A Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying Index increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of S&P Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying Index, and relationship of put and calls on the underlying S&P 500 Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap and Buffer. The Cap may decrease from one Outcome Period to the next.

Derivatives Risk — The Funds’ use of derivatives including FLEX Options, and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

FLEX Options Risk — The Funds utilize FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, a Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Funds may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and

28

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

8. OTHER RISKS (continued)

implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Investment Objective and Outcomes Risk — There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.

29

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

8. OTHER RISKS (continued)

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Outcome Period Risk — The Fund’s investment strategy is designed to deliver returns that match the Underlying Index, subject to the Buffer and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer. When an investor purchases shares of the Fund after the commencement of an Outcome Period, the Fund will enter into additional S&P 500 Options positions in order to maintain the targeted outcomes for the Fund established at the commencement of the Outcome Period. The Fund will incur additional expenses when entering into these new positions, which will further reduce the Fund’s returns.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standard Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

30

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul
	For the Fiscal Year Ended December 31, 2024		For the Fiscal Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	—	$—	43,958	$469,777
Reinvestment of distributions	73,157	794,870	—	—
	73,157	$794,870	43,958	$469,777
Service Shares
Shares sold	82,581	$923,165	444	$4,745
Reinvestment of distributions	11,769	127,873	—	—
Shares redeemed	(1,391)	(16,232)	—	—
	92,959	1,034,806	444	4,745

NET INCREASE	166,116	$1,829,676	44,402	$474,522

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep
	For the Fiscal Year Ended December 31, 2024		For the Period Ended December 31, 2023(a)
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	—	$—	495,001	$4,950,010
Reinvestment of distributions	97,455	1,049,761	16,918	183,158
Shares redeemed	—	—	(1)	(11)
	97,455	$1,049,761	511,918	$5,133,157
Service Shares
Shares sold	21,762	$255,389	5,001	$50,010
Reinvestment of distributions	5,015	54,020	171	1,850
Shares redeemed	(606)	(7,294)	(1)	(10)
	26,171	302,115	5,171	51,850

NET INCREASE	123,626	$1,351,876	517,089	$5,185,007

(a)	Commenced operations on February 28, 2023.

31

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued)

December 31, 2024

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Buffered S&P 500 Fund — May/Nov
	For the Fiscal Year Ended December 31, 2024		For the Period Ended December 31, 2023(a)
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	—	$—	495,001	$4,950,010
Reinvestment of distributions	74,415	796,877	14,162	148,709
Shares redeemed	—	—	(1)	(10)
	74,415	$796,877	509,162	$5,098,709
Service Shares
Shares sold	10,266	$114,834	5,001	$50,010
Reinvestment of distributions	2,252	24,113	143	1,502
Shares redeemed	(12)	(137)	(1)	(10)
	12,506	138,810	5,143	51,502

NET INCREASE	86,921	$935,687	514,305	$5,150,211

(a)	Commenced operations on April 28, 2023.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Variable Insurance Trust and Shareholders of Goldman Sachs Buffered S&P 500 Fund — Jan/Jul, Goldman Sachs Buffered S&P 500 Fund — Mar/Sep and Goldman Sachs Buffered S&P 500 Fund — May/Nov

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting Goldman Sachs Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Goldman Sachs Buffered S&P 500 Fund — Jan/Jul	For the year ended December 31, 2024	For the two years ended December 31, 2024	For each of the periods indicated therein
Goldman Sachs Buffered S&P 500 Fund — Mar/Sep	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period February 28, 2023 (commencement of operations) through December 31, 2023
Goldman Sachs Buffered S&P 500 Fund — May/Nov	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 28, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

33

Goldman Sachs VIT Buffered S&P 500 Funds — Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Goldman Sachs Buffered S&P 500 Fund — Jan/Jul, Goldman Sachs Buffered S&P 500 Fund — Mar/Sep, and Goldman Sachs Buffered S&P 500 Fund — May/Nov designates $438,595, $524,467, $366,930 respectively, or if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended December 31, 2024.

34

TRUSTEES	OFFICERS
Gregory G. Weaver, Chair	James A. McNamara, President
Cheryl K. Beebe	Joseph F. DiMaria, Principal Financial Officer,
Dwight L. Bush	Principal Accounting Officer and Treasurer
Kathryn A. Cassidy	Robert Griffith, Secretary
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York,

New York 10282

© 2025 Goldman Sachs. All rights reserved.

VITBSP500AR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 24, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Variable Insurance Trust

Date:	February 25, 2025